[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288

VIA EDGAR

April 14, 2016

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:       USAA Mutual Funds Trust
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir/Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on April 1, 2016, under Rule 497(e) (Accession No. 0000908695-16-000460, 0000908695-16-000464, 0000908695-16-000467, 0000908695-16-000468) to the California Money Market Fund, New York Money Market Fund, Virginia Money Market Fund, and Tax Exempt Money Market Fund prospectus dated August 1, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

If you have any questions with respect to the enclosed, please contact me at (210) 498-4628.

Sincerely,

/S/ JAMES G. WHETZEL

James G. Whetzel
Secretary
USAA Mutual Funds Trust